Events After Reporting Date	12 Months Ended
Dec. 31, 2024
Events After Reporting Date [Abstract]
EVENTS AFTER REPORTING DATE

24. EVENTS AFTER REPORTING DATE

The Company entered into loan agreements with Mr. Fareed Aljawhari. Below are the details of each Loan agreement entered in 2025:

Details		Commission	Repayment Date	Amount AED
1	January 15, 2025 Fareed Aljawhari	0%	within one month After IPO	950,000

The company has repaid almost all of its related party loans from the IPO proceeds in March 2025. Total of AED 22.5M was repaid (AED 20.1M principle and AED 2.4M interests).

On March 6, 2025, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Network1 Financial Securities, Inc. (the “Underwriter”), relating to the Company’s initial public offering (the “IPO”) of 3,875,000 ordinary shares, par value $0.0001 per share (the “Ordinary Shares”), for a price of $4 per share. On March 10, 2025, the Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-276231) (the “Registration Statement”), which was initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on December 22, 2023, as amended, and declared effective by the SEC on March 6, 2025. 3,875,000 Ordinary Shares were sold at an offering price of $4 per share, generating gross proceeds of $15.5 million to the Company, before underwriting discounts and other offering expenses. The IPO was conducted on a firm commitment basis. The Ordinary Shares were approved for listing on NYSE American LLC and commenced trading under the ticker symbol “MCRP” on March 7, 2025. On March 10, 2025, the Company also issued warrants to the Underwriter and its designees, which are exercisable during the period commencing from March 10, 2025, and expiring five years from the commencement of sales of the Ordinary Shares in the IPO, entitling the holders of the warrants to purchase an aggregate of 232,500 Ordinary Shares at a per share price of $5 (the “Underwriter’s Warrants”).

On March 24, 2025 and April 14, 2025, respectively, the Company issued 131,748 ordinary shares to Olimp Projects LLC and 881,699 ordinary shares to Art Alexander Balikin pursuant to the exercise of certain warrant issued to Olimp Projects LLC by the Company on February 23, 2023 (the “Olimp Warrant”). Pursuant to the Olimp Warrant, the number of shares for which such warrant is exercisable shall represent 3% of the issued and outstanding ordinary shares of the Company. The Olimp Warrant became exercisable upon completion of the Company’s IPO. The exercise price of the Olimp Warrant was $0.01 per Ordinary Share.